Organization and Business Description (Details) - Schedule of Unaudited Operation Statement - VIE [Member] - USD ($)	5 Months Ended	12 Months Ended
	Dec. 10, 2021	Jun. 30, 2021
Condensed Income Statements, Captions [Line Items]
REVENUE, net		$ 36,273
COST OF REVENUE		32,229
GROSS PROFIT		4,044
OPERATING EXPENSES
Selling expenses		37,809
General and administrative expenses		182,628
Total operating expenses		220,437
LOSS FROM OPERATIONS		(216,393)
OTHER INCOME
Other income, net		243
Total other income (expenses), net		243
LOSS BEFORE INCOME TAX PROVISION		(216,150)
PROVISION FOR INCOME TAXES
NET LOSS		$ (216,150)
Pai Ming Shenzhen [Member]
Condensed Income Statements, Captions [Line Items]
REVENUE, net	$ 72,425
COST OF REVENUE	1,122
GROSS PROFIT	71,303
OPERATING EXPENSES
Selling expenses	14,265
General and administrative expenses	75,751
Total operating expenses	90,016
LOSS FROM OPERATIONS	(18,713)
OTHER INCOME
Other income, net	92
Total other income (expenses), net	92
LOSS BEFORE INCOME TAX PROVISION	(18,621)
PROVISION FOR INCOME TAXES
NET LOSS	$ (18,621)